UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA GNMA TRUST - 3RD QUARTER REPORT - PERIOD ENDED
FEBRUARY 28, 2005

[LOGO OF USAA]
   USAA(R)

                    USAA GNMA Trust(R)

                                                    [GRAPHIC OF USAA GNMA TRUST]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
     FEBRUARY 28, 2005

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA GNMA TRUST
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                                                       COUPON                          MARKET
    AMOUNT    SECURITY                                                             RATE           MATURITY        VALUE
-----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ISSUES (94.0%)(a)

              MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (85.7%)
              Government National Mortgage Assn. I,
   $ 8,287       Pool 604858                                                       5.50%        12/15/2018     $  8,575
    16,812       Pool 553312                                                       5.50          6/15/2033       17,117
    45,526       Pool 604713                                                       5.50         10/15/2033       46,352
    19,260       Pool 616143                                                       5.50         12/15/2033       19,610
     9,364       Pool 615486                                                       5.50          7/15/2034        9,531
     8,745       Pool 781378                                                       6.00         12/15/2016        9,160
     4,169       Pool 780770                                                       6.00          4/15/2028        4,321
     2,061       Pool 482833                                                       6.00         11/15/2028        2,133
     3,650       Pool 492703                                                       6.00          2/15/2029        3,776
     2,916       Pool 781148                                                       6.00          7/15/2029        3,018
     5,457       Pool 584367                                                       6.00          5/15/2032        5,639
    15,944       Pool 603869                                                       6.00          1/15/2033       16,481
     4,262       Pool 553069                                                       6.00          2/15/2033        4,405
     6,210       Pool 581541                                                       6.00          7/15/2033        6,419
     4,821       Pool 615955                                                       6.00          9/15/2033        4,983
     1,308       Pool 456861                                                       6.50          5/15/2028        1,376
     1,258       Pool 472596                                                       6.50          5/15/2028        1,323
     1,288       Pool 462642                                                       6.50          7/15/2028        1,354
     1,319       Pool 464827                                                       6.50          9/15/2028        1,387
       116       Pool 467338                                                       6.50         11/15/2028          122
     3,095       Pool 490804                                                       6.50         11/15/2028        3,254
       160       Pool 434165                                                       6.50          1/15/2029          168
       187       Pool 469900                                                       6.50          1/15/2029          197
     3,768       Pool 486065                                                       6.50          3/15/2031        3,957
     3,621       Pool 485860                                                       6.50         10/15/2031        3,803
     3,010       Pool 577423                                                       6.50          1/15/2032        3,161
     1,082       Pool 581120                                                       6.50          3/15/2032        1,136
     4,006       Pool 552707                                                       6.50          8/15/2032        4,207
    18,401       Pool 781516                                                       6.50          9/15/2032       19,326
       157       Pool 474279                                                       6.75          5/15/2028          166
       327       Pool 474256                                                       6.75          5/15/2028          345
       570       Pool 440293                                                       7.00          4/15/2027          605
        71       Pool 440325                                                       7.00          4/15/2027           76
     2,305       Pool 780570                                                       7.00          5/15/2027        2,447
       264       Pool 478209                                                       7.00          6/15/2028          280
       309       Pool 458908                                                       7.00          7/15/2028          328
       749       Pool 464128                                                       7.00          8/15/2028          795
       395       Pool 486467                                                       7.00          8/15/2028          419
       865       Pool 464854                                                       7.00          9/15/2028          917
     3,638       Pool 487603                                                       7.00          5/15/2029        3,858
     2,856       Pool 487613                                                       7.00          6/15/2029        3,029
     1,614       Pool 555482                                                       7.00          8/15/2031        1,710
     1,051       Pool 781328                                                       7.00          9/15/2031        1,114
     2,031       Pool 564438                                                       7.00         10/15/2031        2,153
       809       Pool 563599                                                       7.00          6/15/2032          857
     2,526       Pool 563613                                                       7.00          7/15/2032        2,677
     1,020       Pool 780716                                                       7.50          2/15/2028        1,097
       175       Pool 781001                                                       7.50          3/15/2029          188
       394       Pool 499432                                                       7.50          4/15/2029          423
       850       Pool 470683                                                       7.50          7/15/2029          912
     1,257       Pool 510533                                                       7.50         10/15/2029        1,349
       344       Pool 518539                                                       7.50         10/15/2029          370

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                                                       COUPON                          MARKET
    AMOUNT    SECURITY                                                             RATE       MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------------
              Government National Mortgage Assn. I,
   $   403       Pool 538003                                                       7.50%     8/15/2030         $    433
       337       Pool 443263                                                       7.50     12/15/2030              362
       177       Pool 486050                                                       7.50      1/15/2031              190
       211       Pool 530250                                                       7.50      1/15/2031              226
       429       Pool 552172                                                       7.50     11/15/2031              461
        19       Pool 178674                                                       8.00      1/15/2022               21
       616       Pool 352169                                                       8.00      6/15/2023              669
       709       Pool 442548                                                       8.00      5/15/2027              769
       646       Pool 511530                                                       8.00      7/15/2030              699
       350       Pool 520978                                                       8.00      9/15/2030              380
       164       Pool 307542                                                       8.50      6/15/2021              180
        88       Pool 329602                                                       8.50      7/15/2022               97
       194       Pool 312950                                                       9.00      7/15/2021              217
              Government National Mortgage Assn. II,
    19,062       Pool 003389                                                       5.00      5/20/2033           18,971
    20,353       Pool 003414                                                       5.00      7/20/2033           20,256
     5,760       Pool 003375                                                       5.50      4/20/2033            5,857
    17,580       Pool 003530                                                       5.50      3/20/2034           17,872
    25,000       Pool 003678                                                       5.50      2/20/2035           25,413
     3,481       Pool 003052                                                       6.00      3/20/2031            3,593
     7,930       Pool 003273                                                       6.00      8/20/2032            8,183
     6,381       Pool 003285                                                       6.00      9/20/2032            6,584
     6,301       Pool 003460                                                       6.00     10/20/2033            6,525
     6,980       Pool 448816                                                       6.00     12/20/2033            7,213
    19,717       Pool 003517                                                       6.00      2/20/2034           20,347
    20,560       Pool 003531                                                       6.00      3/20/2034           21,216
    14,230       Pool 003611                                                       6.00      9/20/2034           14,684
    24,155       Pool 003625                                                       6.00     10/20/2034           24,926
    11,255       Pool 605742                                                       6.00     11/20/2034           11,629
     1,285       Pool 003080                                                       6.50      5/20/2031            1,345
     1,117       Pool 003107                                                       6.50      7/20/2031            1,169
     3,043       Pool 781494                                                       6.50      8/20/2031            3,186
     4,905       Pool 781427                                                       6.50      4/20/2032            5,134
     4,623       Pool 003250                                                       6.50      6/20/2032            4,839
    18,386       Pool 003599                                                       6.50      8/20/2034           19,253
     3,559       Pool 002971                                                       7.00      9/20/2030            3,755
       541       Pool 003070                                                       7.50      4/20/2031              578
       145       Pool 000563                                                       8.00     12/20/2022              156
     3,819       Pool 002958                                                       8.00      8/20/2030            4,121
               Fannie Mae(+),
     9,932       Pool 725705                                                       5.00      8/01/2034            9,802
     2,030       Pool 598427                                                       6.00      2/01/2017            2,116
     2,074       Pool 608749                                                       6.50     10/01/2016            2,181
     5,906       Pool 618473                                                       6.50     12/01/2016            6,213
                                                                                                               --------
                                                                                                                514,227
                                                                                                               --------
              COLLATERALIZED MORTGAGE OBLIGATIONS (8.3%)
              Government National Mortgage Assn. I,
     8,244       Series 2003-99, Class KA                                          5.50      6/16/2021            8,308
    15,000       Series 2003-50, Class PC                                          5.50      3/16/2032           15,117
    10,000       Series 2002-35, Class C                                           5.88     10/16/2023           10,509
    15,000       Series 2001-12, Class B                                           6.16      6/16/2021           15,850
                                                                                                                 49,784
                                                                                                               --------
              Total U.S. government agency issues (cost: $558,821)                                              564,011
                                                                                                               --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                       MARKET
    AMOUNT    SECURITY                                                                                            VALUE
-----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT (5.7%)(b)
   $33,920    UBS Securities LLC, 2.63%, acquired on 2/28/2005 and due on
                 3/01/2005 at $33,920 (collateralized by $35,280 of Freddie Mac
                 Notes(a,+), 2.75%, due 3/15/2008; market value $34,133)
                 (cost: $33,920)                                                                               $ 33,920
                                                                                                               --------

              TOTAL INVESTMENTS (COST: $592,741)                                                               $597,931
                                                                                                               ========

4

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GNMA TRUST
FEBRUARY 28, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

    USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA GNMA Trust (the Fund).

    A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

       1. Debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

       2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

       3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. Valuing these securities at fair value is intended to cause the Fund's net asset value to be more reliable than it otherwise would be.

    B. As of February 28, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2005, were $7,359,000 and $2,169,000, respectively, resulting in net unrealized appreciation of $5,190,000.

    C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $599,955,000 at February 28, 2005, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

    (a) U.S. government agency issue - Mortgage-backed securities issued by the Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

    (b) Repurchase agreement - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA GNMA TRUST
FEBRUARY 28, 2005 (UNAUDITED)

        marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

6

 N O T E S
==========----------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

                     TRUSTEES       Christopher W. Claus
                                    Barbara B. Dreeben
                                    Robert L. Mason, Ph.D.
                                    Michael F. Reimherr
                                    Laura T. Starks, Ph.D.
                                    Richard A. Zucker

               ADMINISTRATOR,       USAA Investment Management Company
          INVESTMENT ADVISER,       P.O. Box 659453
                 UNDERWRITER,       San Antonio, Texas 78265-9825
              AND DISTRIBUTOR

               TRANSFER AGENT       USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                    CUSTODIAN       State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105

                  INDEPENDENT       Ernst & Young LLP
            REGISTERED PUBLIC       100 West Houston St., Suite 1900
              ACCOUNTING FIRM       San Antonio, Texas 78205

                    TELEPHONE       Call toll free - Central time
             ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                                    Saturday, 8:30 a.m. to 5 p.m.
                                    Sunday, 10:30 a.m. to 7 p.m.

               FOR ADDITIONAL       (800) 531-8181
            INFORMATION ABOUT       For account servicing, exchanges,
                 MUTUAL FUNDS       or redemptions
                                    (800) 531-8448

              RECORDED MUTUAL       24-hour service (from any phone)
            FUND PRICE QUOTES       (800) 531-8066

                  MUTUAL FUND       (from touch-tone phones only)
               USAA TOUCHLINE       For account balance, last transaction, fund
                                    prices, or to exchange or redeem fund shares
                                    (800) 531-8777

              INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48473-0405                                   (C)2005, USAA. All rights reserved.

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    APRIL 28, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    APRIL 28, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    APRIL 28, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.